Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Trade And Other Receivables [Abstract]
Fair values of collateral		$ 1,339
Impairment loss		$ 30
Fair values of collateral auctioned			$ 1,060
Net amount owed by customer			1,242
Allowance			$ 111
Additional loss due to sale of asset pledged as collateral	$ 182